Organization and Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 101,415	$ 14,662	$ 236,221	$ 72,071	$ 86,733	$ 567,112
Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued for services					0	508,739
Officers and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation					$ 86,733	$ 58,373